Summary of Significant Principal Accounting Policies (Schedule of Consolidated Balances and Transactions) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Summary of Significant Principal Accounting Policies
Cash and cash equivalent	¥ 907,335		¥ 1,289,323	¥ 2,149,531	$ 129,747
Accounts receivable, net	2,173,163		2,033,778		310,758
Inventories	879,421		1,117,439		125,756
Advance to suppliers	366,671		404,353		52,433
Amounts due from related parties	6,235		7,021		892
Prepayments and other current assets	575,984		724,091		82,365
Property and equipment, net	758,703		822,229		108,493
Intangible assets, net	322,924		357,307		46,178
TOTAL ASSETS	9,691,116		10,207,001		1,385,812
Short-term loans	1,207,773		1,220,957		172,709
Accounts payable	466,081		620,679		66,649
Notes payable	335,171		461,179		47,929
Income tax payables	35,506		26,559		5,077
Accrued expenses and other current liabilities	1,359,389		1,169,547		194,394
Total liabilities	4,199,524		4,426,422		$ 600,528
Net revenues	9,945,483	$ 1,422,186	9,422,229	8,812,013
Net income	(199,580)	(28,541)	(138,384)	(222,776)
Cash provided by operating activities	420,434	60,121	101,278	448,255
Net cash used in investing activities	(898,586)	(128,497)	(817,606)	(340,372)
Net cash provided by (used in) financing activities	(107,491)	$ (15,371)	(19,737)	(8,033)
Related Party
Summary of Significant Principal Accounting Policies
Net revenues	14,039		92,330	113,288
VIE
Summary of Significant Principal Accounting Policies
Cash and cash equivalent	4,696		10,842
Accounts receivable, net	132,175		145,144
Inventories	21		15
Advance to suppliers	8,117		1,827
Prepayments and other current assets	453		2,877
Property and equipment, net	763		286
Intangible assets, net	27,189		23,378
TOTAL ASSETS	173,414		184,369
Short-term loans	77,000		99,694
Accounts payable	1,977		2,350
Notes payable	35,077		82,817
Income tax payables	5,351		3,983
Accrued expenses and other current liabilities	27,709		28,988
Total liabilities	147,114		217,832
Net revenues	436,180		529,902	548,439
Net income	361,737		421,398	431,026
Cash provided by operating activities	277,902		301,818	530,391
Net cash used in investing activities	(11,316)			¥ (2,504)
Net cash provided by (used in) financing activities	¥ (25,636)		¥ 98,077